Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details)	Sep. 30, 2025
Office Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	3 years
Office Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	5 years
Leasehold Improvements [Member] | Minimum [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	10 years
Building [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	20 years